Investment Strategy - Value Line Select Core Fund, Inc.	Jun. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets in a diversified core portfolio of U.S. equity securities with favorable growth prospects, selected using a disciplined quantitative optimization process. Under normal circumstances, the Fund purchases companies with market capitalization greater than $15 billion at the time of purchase and the Fund ’s portfolio will generally consist of 30 to 70 positions. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies.
The Fund invests primarily in companies that the Adviser believes demonstrates attractive risk-adjusted-return potential. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while managing downside risk. There are no set limitations of investments according to a company’s size or to a sector weighting.
During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets in a diversified core portfolio of U.S. equity securities with favorable growth prospects, selected using a disciplined quantitative optimization process. Under normal circumstances, the Fund purchases companies with market capitalization greater than $15 billion at the time of purchase and the Fund ’s portfolio will generally consist of 30 to 70 positions. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. The Fund invests primarily in companies that the Adviser believes demonstrates attractive risk-adjusted-return potential. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while managing downside risk. There are no set limitations of investments according to a company’s size or to a sector weighting.